united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 05/31/17

Item 1. Reports to Stockholders.

Dynamic U.S. Opportunity Fund

Dynamic International Opportunity Fund

Semi-Annual Report

May 31, 2017

www.innealtacapital.com

1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dynamic U.S. Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2017

The Fund’s performance figures* for the periods ended May 31, 2017, compared to its benchmarks:

			Annualized	Annualized
	Six Months	One year	Three year	Since Inception**
Dynamic U.S. Opportunity Fund - Class I	9.15%	16.26%	6.00%	5.30%
Dynamic U.S. Opportunity Fund - Class N	9.01%	15.97%	5.76%	5.04%
S&P 500 Total Return Index***	10.81%	17.47%	10.14%	15.21%
Blended Benchmark Index 70/30****	8.28%	12.53%	7.93%	11.39%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.48% for Class I shares and 2.73% for Class N shares per the March 27, 2017, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.41% for Class I shares and 1.66% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	Class I and N commenced operations on December 30, 2011.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

****	The Blended Benchmark Index 70/30 represents a blend of 70% S&P 500 Total Return Index and 30% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	92.8%
Debt Funds	7.3%
Liabilities in excess of other assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for more detailed analysis of the Fund’s Holdings.

Dynamic International Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2017

The Fund’s performance figures* for the periods ended May 31, 2017, compared to its benchmarks:

			Annualized	Annualized
	Six Months	One year	Three year	Since Inception**
Dynamic International Opportunity Fund - Class I	12.63%	15.10%	2.43%	3.82%
Dynamic International Opportunity Fund - Class N	12.59%	14.87%	2.19%	3.56%
MSCI All Country World Index ex USA Net (USD)***	16.65%	18.24%	1.26%	7.13%
Blended Benchmark Index 70/30 ****	12.74%	12.78%	0.99%	5.41%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.38% for Class I shares and 2.63% for Class N shares per the March 27, 2017, prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.68% for Class I shares and 1.93% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	Class I and N commenced operations on December 30, 2011.

***	The MSCI World Index ex USA Net (USD) is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

****	The Blended Benchmark 70/30 represents a blend of 70% MSCI All Country World exUSA Net Index and 30%Index Bloomberg Barclays Global Aggregate Bond Index.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	92.8%
Debt Funds	5.8%
Other, Cash & Cash Equivalents	1.4%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for more detailed analysis of the Fund’s Holdings.

Dynamic U.S. Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 100.1%
	DEBT FUNDS - 7.3%
9,541	iShares MBS ETF	$1,023,940
14,645	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	669,569
23,783	Vanguard Short-Term Bond ETF	1,903,354
		3,596,863
	EQUITY FUNDS - 92.8%
52,625	Consumer Discretionary Select Sector SPDR ETF	4,791,506
92,006	Consumer Staples Select Sector SPDR ETF	5,211,220
52,500	Energy Select Sector SPDR ETF	3,435,600
250,021	Financial Select Sector SPDR ETF	5,812,988
67,059	Health Care Select Sector SPDR ETF	5,101,849
77,415	Industrial Select Sector SPDR ETF	5,227,061
5,434	iShares Russell 2000 Value ETF	624,747
46,877	Materials Select Sector SPDR ETF	2,488,231
6,253	PowerShares S&P SmallCap Consumer Discretionary ETF	332,410
7,390	PowerShares S&P SmallCap Energy ETF	103,534
44,156	Real Estate Select Sector SPDR ETF	1,406,810
187,106	Technology Select Sector SPDR ETF	10,577,102
8,086	VanEck Vectors Semiconductor ETF	695,315
		45,808,373

	TOTAL EXCHANGE TRADED FUNDS (Cost $46,122,053)	49,405,236

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
502,490	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.38%, ^	502,490
	TOTAL SHORT-TERM INVESTMENTS (Cost $502,490)	502,490

	TOTAL INVESTMENTS - 101.1% (Cost $46,624,543) (a)	$49,907,726
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(551,719)
	NET ASSETS - 100.0%	$49,356,007

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $47,213,572 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$3,556,070
Unrealized Depreciation:	(861,916)
Net Unrealized Appreciation:	$2,694,154

ETF - Exchange Traded Fund

^	Money market fund; interest rate reflects seven-day effective yield on May 31, 2017.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 98.6%
	DEBT FUND - 5.8%
175,528	VanEck Vectors Emerging Markets High Yield Bond ETF *	$4,353,094

	EQUITY FUNDS - 92.8%
342,308	Global X MSCI Colombia ETF *	3,412,811
86,164	iShares MSCI All Peru Capped ETF	2,962,318
93,036	iShares MSCI Australia ETF	1,999,344
43,191	iShares MSCI Austria Capped ETF	913,922
135,451	iShares MSCI Brazil Capped ETF	4,763,812
79,937	iShares MSCI Chile Capped ETF *	3,430,097
32,647	iShares MSCI France ETF *	959,495
40,444	iShares MSCI Germany ETF	1,254,573
93,174	iShares MSCI Hong Kong ETF *	2,203,565
51,865	iShares MSCI India ETF	1,688,206
141,772	iShares MSCI Indonesia ETF *	3,765,464
45,035	iShares MSCI Italy Capped ETF	1,255,125
84,368	iShares MSCI Japan ETF	4,495,971
25,694	iShares MSCI Netherlands ETF	756,688
75,434	iShares MSCI New Zealand Capped ETF	3,331,165
96,422	iShares MSCI Poland Capped ETF	2,299,665
70,879	iShares MSCI South Africa ETF *	4,215,174
54,357	iShares MSCI South Korea Capped ETF *	3,681,056
48,840	iShares MSCI Spain Capped ETF *	1,629,791
57,589	iShares MSCI Switzerland Capped ETF *	2,011,584
99,402	iShares MSCI Taiwan Capped ETF	3,417,441
42,798	iShares MSCI Thailand Capped ETF *	3,345,948
149,092	iShares MSCI United Kingdom ETF *	5,160,074
73,330	SPDR S&P Emerging Markets SmallCap ETF *	3,376,846
182,873	VanEck Vectors Russia ETF	3,613,570
		69,943,705

	TOTAL EXCHANGE TRADED FUNDS (Cost $68,092,197)	74,296,799

	SHORT-TERM INVESTMENT - 37.9%
	COLLATERAL FOR SECURITIES LOANED - 37.5%
28,271,408	Morgan Stanley Institutional Liquidity - Treasury Portfolio, to yield 0.41% ^	28,271,408

	MONEY MARKET FUND - 0.4%
308,781	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.02% ^	308,781
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,580,189)	28,580,189

	TOTAL INVESTMENTS - 136.5% (Cost $96,672,386) (a)	$102,876,988
	CASH EQUIVALENT FOR SECURITIES LENDING COLLATERAL - 0.0%	440
	LIABILITIES IN EXCESS OF OTHER ASSETS - (36.5)%	(27,483,522)
	NET ASSETS - 100.0%	$75,393,906

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $96,855,783 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	6,339,671
Unrealized Depreciation:	(318,466)
Net Unrealized Appreciation:	6,021,205

ETF - Exchange Traded Fund

^	Money market fund; interest rate reflects seven-day effective yield on May 31, 2017.

*	All or a portion of this security is on loan. Total loaned securities have a value of $27,038,930 at May 31, 2017.

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2017

		Dynamic
	Dynamic U.S.	International
	Opportunity Fund	Opportunity Fund
ASSETS
Investment securities:
At cost	$46,624,543	$96,672,386
At value	$49,907,726	$102,876,988
Cash	—	440
Receivable for Fund shares sold	16,334	1,183,366
Receivable for Securities Lending	—	13,030
Dividends and interest receivable	2,900	605
Prepaid expenses & other assets	37,074	48,074
TOTAL ASSETS	49,964,034	104,122,503

LIABILITIES
Collateral on securities loaned (see note 4)	—	28,271,408
Cash equivalent for securities lending collateral	—	440
Payable for investments purchased	490,879	301,509
Payable for Fund shares redeemed	70,603	88,443
Investment advisory fees payable	29,926	52,185
Distribution (12b-1) fees payable	2,081	3,027
Payable to Related Parties	4,578	10,812
Accrued expenses and other liabilities	9,960	773
TOTAL LIABILITIES	608,027	28,728,597
NET ASSETS	$49,356,007	$75,393,906

Net Assets Consist Of:
Paid in capital	$47,171,315	$77,419,252
Undistributed net investment loss	(101,109)	(73,405)
Accumulated net realized loss from security investments	(997,382)	(8,156,543)
Net unrealized appreciation of investments	3,283,183	6,204,602
NET ASSETS	$49,356,007	$75,393,906

Net Asset Value Per Share:
Class I Shares:
Net Assets	$39,346,425	$60,861,172
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,341,243	5,645,005
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.78	$10.78

Class N Shares:
Net Assets	$10,009,582	$14,532,734
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	849,270	1,348,602
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.79	$10.78

(a)	Redemptions of shares held less than 60 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2017

		Dynamic
	Dynamic U.S.	International
	Opportunity Fund *	Opportunity Fund **
INVESTMENT INCOME
Dividends	$246,764	$637,670
Interest	9,030	2,427
Securites Lending - Net of fees	7,390	52,496
TOTAL INVESTMENT INCOME	263,184	692,593

EXPENSES
Investment advisory fees	178,151	286,117
Distribution (12b-1) fees:
Class N	10,640	13,349
Registration fees	22,424	22,485
Administration fees	15,896	15,890
Fund accounting fees	15,787	15,023
Transfer agent fees	14,090	16,485
Legal fees	12,641	15,109
Audit fees	7,326	7,324
Non 12b-1 shareholder servicing	6,135	15,605
Trustees’ fees	6,087	6,062
Shareholder reporting expense	6,044	10,048
Compliance officer fees	3,458	3,667
Custody fees	2,806	2,743
Insurance expense	545	1,713
Other expenses	1,205	1,226
TOTAL EXPENSES	303,235	432,846

Less: Fees waived by the Adviser	(70,616)	(63,547)

NET EXPENSES	232,619	369,299
NET INVESTMENT INCOME	30,565	323,294

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security investments	958,458	1,003,478
Distributions of realized gains from underlying investment companies	30	19
Net change in unrealized appreciation on investments	1,977,139	5,163,816

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,935,627	6,167,313

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,966,192	$6,490,607

*	Effective April 1, 2017 Innealta Capital Sector Rotation Fund changed its name to Dynamic U.S. Opportunity Fund.

**	Effective April 1, 2017 Innealta Capital Country Rotation Fund changed its name to Dynamic International Opportunity Fund.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2017	November 30, 2016
	(Unaudited)
FROM OPERATIONS
Net investment income	$30,565	$433,092
Net realized gain from security investments	958,458	245,282
Distributions of realized gains from underlying investment companies	30	2,874
Net change in unrealized appreciation of investments	1,977,139	1,723,768
Net increase in net assets resulting from operations	2,966,192	2,405,016

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	(108,769)	(322,599)
Class N	(22,905)	(133,578)
Net decrease in net assets from distributions to shareholders	(131,674)	(456,177)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	20,839,826	14,688,790
Class N	5,152,423	2,609,491
Net asset value of shares issued in reinvestment of distributions
Class I	97,832	252,066
Class N	15,715	99,251
Payments for shares redeemed
Class I	(3,116,478)	(8,885,493)
Class N	(2,272,220)	(4,384,689)
Redemption fee proceeds
Class I	9,064	8,116
Class N	2,385	766
Net increase in net assets from shares of beneficial interest	20,728,547	4,388,298

TOTAL INCREASE IN NET ASSETS	23,563,065	6,337,137

NET ASSETS
Beginning of Period	25,792,942	19,455,805
End of Period*	$49,356,007	$25,792,942
* Includes undistributed net investment loss of:	$(101,109)	$—

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2017	November 30, 2016
	(Unaudited)
SHARE ACTIVITY - CLASS I
Shares sold	1,821,974	1,414,344
Shares reinvested	8,822	24,566
Shares redeemed	(272,285)	(901,267)
Net increase in shares of beneficial interest outstanding	1,558,511	537,643

SHARE ACTIVITY - CLASS N
Shares sold	453,620	253,026
Shares reinvested	1,413	9,844
Shares redeemed	(200,005)	(439,751)
Net increase (decrease) in shares of beneficial interest outstanding	255,028	(176,881)

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2017	November 30, 2016
	(Unaudited)
FROM OPERATIONS
Net investment income	$323,294	$631,710
Net realized gain (loss) from security investments	1,003,478	(3,989,061)
Distributions of realized gains from underlying investment companies	19	4,233
Net change in unrealized appreciation of investments	5,163,816	5,161,709
Net increase in net assets resulting from operations	6,490,607	1,808,591

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	(344,249)	(527,167)
Class N	(52,450)	(137,522)
From return of capital:
Class I	—	(105,596)
Class N	—	(21,874)
Net decrease in net assets from distributions to shareholders	(396,699)	(792,159)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	23,226,336	16,840,944
Class N	9,236,543	4,274,313
Net asset value of shares issued in reinvestment of distributions
Class I	228,910	379,942
Class N	39,695	94,331
Payments for shares redeemed
Class I	(3,813,192)	(18,360,507)
Class N	(3,611,406)	(8,079,111)
Redemption fee proceeds
Class I	1,194	8,159
Class N	5,029	214

Net increase (decrease) in net assets from shares of beneficial interest	25,313,109	(4,841,715)

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,407,017	(3,825,283)

NET ASSETS
Beginning of Period	43,986,889	47,812,172
End of Period*	$75,393,906	$43,986,889
* Includes undistributed net investment loss of:	$(73,405)	$—

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2017	November 30, 2016
	(Unaudited)
SHARE ACTIVITY - CLASS I
Shares sold	2,234,678	1,778,627
Shares reinvested	23,770	41,472
Shares redeemed	(368,051)	(2,009,330)
Net increase (decrease) in shares of beneficial interest outstanding	1,890,397	(189,231)

SHARE ACTIVITY - CLASS N
Shares sold	897,026	447,137
Shares reinvested	4,118	10,313
Shares redeemed	(354,887)	(884,287)
Net increase (decrease) in shares of beneficial interest outstanding	546,257	(426,837)

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2017		November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$10.85		$9.65	$10.29	$10.10	$10.66	$10.00
Activity from investment operations:
Net investment income (2)	0.01		0.30	0.21	0.18	0.22	0.25
Net realized and unrealized gain (loss) on investments	0.98		1.15	(0.62)	0.20	(0.43)	0.52
Total from investment operations	0.99		1.45	(0.41)	0.38	(0.21)	0.77
Less distributions from:
Net investment income	(0.06)		(0.25)	(0.23)	(0.19)	(0.24)	(0.12)
Net realized gains	—		—	—	—	(0.11)	—
Total distributions	(0.06)		(0.25)	(0.23)	(0.19)	(0.35)	(0.12)
Paid in capital from redemption fees	0.00	(9)	0.00 (9)	0.00 (9)	0.00 (9)	0.00 (9)	0.01
Net asset value, end of period	$11.78		$10.85	$9.65	$10.29	$10.10	$10.66
Total return (3)	9.15	% (8)	15.19%	(4.03)%	3.76%	(1.97)%	7.78	% (8)
Net assets, at end of period (000s)	$39,346		$19,345	$12,015	$16,991	$31,199	$37,406
Ratio of gross expenses to average net assets (4)(5)(6)	1.63%		2.31%	2.13%	1.84%	1.45%	1.82%
Ratio of net expenses to average net assets (5)(6)	1.24%		1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (5)(6)(7)	0.20%		2.94%	2.05%	1.67%	2.16%	2.60%
Portfolio turnover rate	115	% (8)	298%	153%	94%	118%	56	% (8)

(1)	The Dynamic U.S. Opportunity Fund’s Class I shares commenced operations on December 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2017		November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$10.85		$9.65	$10.29	$10.10	$10.64	$10.00
Activity from investment operations:
Net investment income (2)	0.01		0.13	0.18	0.15	0.21	0.22
Net realized and unrealized gain (loss) on investments	0.97		1.29	(0.62)	0.20	(0.43)	0.52
Total from investment operations	0.98		1.42	(0.44)	0.35	(0.22)	0.74
Less distributions from:
Net investment income	(0.04)		(0.22)	(0.20)	(0.16)	(0.21)	(0.11)
Net realized gains	—		—	—	—	(0.11)	—
Total distributions	(0.04)		(0.22)	(0.20)	(0.16)	(0.32)	(0.11)
Paid in capital from redemption fees	0.00	(9)	0.00 (9)	0.00 (9)	0.00 (9)	0.00 (9)	0.01
Net asset value, end of period	$11.79		$10.85	$9.65	$10.29	$10.10	$10.64
Total return (3)	9.01	% (8)	14.90%	(4.28)%	3.49%	(2.12)%	7.48	% (8)
Net assets, at end of period (000s)	$10,010		$6,448	$7,441	$10,097	$13,652	$23,699
Ratio of gross expenses to average net assets (4)(5)(6)	1.88%		2.56%	2.38%	2.09%	1.70%	2.07%
Ratio of net expenses to average net assets (5)(6)	1.49%		1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	0.07%		1.31%	1.81%	1.42%	1.91%	2.35%
Portfolio turnover rate	115	% (8)	298%	153%	94%	118%	56	% (8)

(1)	The Dynamic U.S. Opportunity Fund’s Class N shares commenced operations on December 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2017		November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$9.66		$9.24	$10.37	$10.33	$10.78	$10.00
Activity from investment operations:
Net investment income (2)	0.06		0.15	0.19	0.15	0.22	0.23
Net realized and unrealized gain (loss) on investments	1.15		0.46	(1.08)	0.18	(0.28)	0.65
Total from investment operations	1.21		0.61	(0.89)	0.33	(0.06)	0.88
Less distributions from:
Net investment income	(0.09)		(0.16)	(0.23)	(0.16)	(0.24)	(0.10)
Net realized gains	—		—	(0.01)	(0.13)	(0.15)	—
Return of capital	—		(0.03)	—	—	—	—
Total distributions	(0.09)		(0.19)	(0.24)	(0.29)	(0.39)	(0.10)
Paid in capital from redemption fees (9)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$10.78		$9.66	$9.24	$10.37	$10.33	$10.78
Total return (3)	12.63	% (8)	6.67%	(8.76)%	3.29%	(0.54)%	8.76	% (8)
Net assets, at end of period (000s)	$60,861		$36,253	$36,456	$52,045	$33,902	$11,613
Ratio of gross expenses to average net assets (4)(5)(6)	1.46%		1.94%	1.77%	1.54%	1.47%	2.87%
Ratio of net expenses to average net assets (5)(6)	1.24%		1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (5)(6)(7)	1.21%		1.62%	1.96%	1.50%	2.08%	2.36%
Portfolio turnover rate	55	% (8)	120%	137%	143%	178%	97	% (8)

(1)	The Dynamic International Opportunity Fund’s Class I shares commenced operations on December 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2017		November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$9.64		$9.24	$10.37	$10.33	$10.77	$10.00
Activity from investment operations:
Net investment income (2)	0.04		0.15	0.17	0.17	0.20	0.21
Net realized and unrealized gain (loss) on investments	1.17		0.42	(1.09)	0.14	(0.28)	0.64
Total from investment operations	1.21		0.57	(0.92)	0.31	(0.08)	0.85
Less distributions from:
Net investment income	(0.07)		(0.14)	(0.20)	(0.14)	(0.21)	(0.08)
Net realized gains	—		—	(0.01)	(0.13)	(0.15)	—
Return of capital	—		(0.03)	—	—	—	—
Total distributions	(0.07)		(0.17)	(0.21)	(0.27)	(0.36)	(0.08)
Paid in capital from redemption fees (9)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$10.78		$9.64	$9.24	$10.37	$10.33	$10.77
Total return (3)	12.59	% (8)	6.31%	(8.98)%	3.02%	(0.77)%	8.55	% (8)
Net assets, at end of period (000s)	$14,533		$7,734	$11,356	$15,958	$26,465	$19,427
Ratio of gross expenses to average net assets (4)(5)(6)	1.71%		2.19%	2.02%	1.79%	1.72%	3.12%
Ratio of net expenses to average net assets (5)(6)	1.49%		1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	0.76%		1.54%	1.71%	1.56%	1.83%	2.17%
Portfolio turnover rate	55	% (8)	120%	137%	143%	178%	97	% (8)

(1)	The Dynamic International Opportunity Fund’s Class N shares commenced operations on December 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2017

1.	ORGANIZATION

The Dynamic U.S. Opportunity Fund (previously known as Innealta Capital Sector Rotation Fund) (“DUOF”) and Dynamic International Opportunity Fund (previously known as Innealta Capital Country Rotation Fund) (“DIOF”) (the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. DUOF and DIOF seek long term capital appreciation and income. The Funds commenced operations on December 30, 2011.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2017 for the Funds’ assets measured at fair value:

Dynamic U.S. Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$49,405,236	$—	$—	$49,405,236
Short-Term Investments	502,490	—	—	502,490
Total	$49,907,726	$—	$—	$49,907,726

Dynamic International Opportunity Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$74,296,799	$—	$—	$74,296,799
Short-Term Investments	28,580,189	—	—	28,580,189
Total	$102,876,988	$—	$—	$102,876,988

There were no transfers into or out of Level 1, Level 2, and Level 3 during the period. It is the Funds’ policy to recognize transfers into or out of all levels at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See each Fund’s Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 - 2016, or expected to be taken in the Funds’ 2017 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $61,353,578 and $40,085,360, respectively, for DUOF. For the six months ended May 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $55,692,621 and $31,474,716, respectively, for DIOF.

4.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with BNP Paribas Inc. (the “Borrower”). Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral was invested in short-term instruments as noted in the DUOF’s and DIOF’s Portfolio of Investments. Securities lending income is disclosed in the DUOF’s and DIOF’s

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

Statement of Operations. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return them. The agreement provided that the Funds received a guaranteed amount in securities lending revenue annually.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the DUOF and the DIOF Fund. DUOF and DIOF have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the DUOF and DIOF are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The following table represents financial instruments that are subject to enforceable netting arrangements as of May 31, 2017.

Gross Amounts not Offset in the
Statement of Assets and Liabilities
		Gross Amounts	Net Amounts of Assets
	Gross Amount	offset in the	Presented in the
	of Recognized	Statement of Assets	Statement of Assets and	Financial	Cash Collateral	Net
	Assets	and Liabilities	Liabilities	Instruments	Pledged (1)	Amount
DUIF	$28,271,848	$—	$28,271,848	$—	$28,271,848	$—

(1)	Any over-collateralization of total financial instruments is not shown.

The following table breaks out the holdings pledged as collateral as of May 31, 2017:

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous
DIOF
Cash	$440
Morgan Stanley Institutional Liquidity Treasury Portfolio	28,271,408
$28,271,848

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

AFAM Capital, Inc. (the Innealta Capital Division) serves as the Funds’ Investment Adviser (the “Adviser”).

Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of DUOF and 1.00% of DIOF average daily net assets. For the six months ended May 31, 2017, the Adviser earned $178,151 and $286,117 for DUOF and DIOF, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until March 31, 2018, to waive a portion of its advisory fee and has agreed to reimburse DUOF and DIOF for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses of investing in underlying funds, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed the following:

	Class I	Class N
SRM	1.24%	1.49%
CRM	1.24%	1.49%

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and either Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If either Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended May 31, 2017, the Adviser waived expenses of $70,616 and $63,547 for DUOF and DIOF, respectively.

The following amounts are subject to recapture by the Funds by the following dates:

	11/30/2017	11/30/2018	11/30/2019
SRM	$197,510	$232,804	$202,321
CRM	$163,980	$316,119	$276,425

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A and Class N shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended May 31, 2017, DUOF paid $10,640 in 12b-1 fees and DIOF paid $13,349 in 12b-1 fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of GFS.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the six months ended May 31, 2017, DUOF and DIOF assessed $11,449 and $6,223, respectively, in redemption fees.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended November 30, 2016 and November 30, 2015 was as follows:

For fiscal year ended 11/30/2016	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Innealta Capital Country Rotation Fund	$664,689	$—	$127,470	$792,159
Innealta Capital Sector Rotation Fund	456,177	—	—	456,177

For fiscal year ended 11/30/2015	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Innealta Capital Country Rotation Fund	$1,418,237	$—	$—	$1,418,237
Innealta Capital Sector Rotation Fund	589,773	—	—	589,773

As of November 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
CRM	$—	$—	$(199,541)	$(8,777,102)	$—	$857,389	$(8,119,254)
SRM	—	—	—	(1,366,841)	—	717,015	(649,826)

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Country Rotation Fund incurred and elected to defer such capital losses as follows:

Post October
Losses
CRM	$199,541
SRM	—

At November 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring	Non-Expiring
	Expiring	Short-Term	Long-Term	Total
CRM	$—	$5,686,717	$3,090,385	$8,777,102
SRM	—	—	1,366,841	1,366,841

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

Permanent book and tax differences, primarily attributable to the overdistribution reclassification to paid in capital, resulted in reclassifications for the Funds for the fiscal year ended November 30, 2016 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
CRM	$—	$—	$—
SRM	(2,643)	2,643	—

8.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Distributions: The Funds’ Board of Trustees declared the following distributions:

		Dividend
		Per			Payable
		Share	Record Date	Ex-Date	Date
Dynamic U.S. Opportunity Fund	Class I	$0.0110	6/28/2017	6/29/2017	6/29/2017
Dynamic U.S. Opportunity Fund	Class N	$0.0182	6/28/2017	6/29/2017	6/29/2017

Dynamic International Opportunity Fund	Class I	$0.0870	6/28/2017	6/29/2017	6/29/2017
Dynamic International Opportunity Fund	Class N	$0.0810	6/28/2017	6/29/2017	6/29/2017

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

The Dynamic Funds
EXPENSE EXAMPLES (Unaudited)
May 31, 2017

As a shareholder of Dynamic U.S. Opportunity Fund and Dynamic International Opportunity Fund, you incur two types of costs: (1) transaction costs including sales loads and redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Dynamic U.S. Opportunity Fund and Dynamic International Opportunity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 through May 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period *	During Period **
Actual		12/1/2016	5/31/2017	12/1/16-5/31/17	12/1/16-5/31/17
Dynamic U.S. Opportunity Fund
	Class I	$1,000.00	$1,091.50	$6.47	1.24%
	Class N	1,000.00	1,090.10	7.76	1.49%
Dynamic International Opportunity Fund
	Class I	$1,000.00	$1,126.30	$6.57	1.24%
	Class N	1,000.00	1,125.90	7.90	1.49%
Hypothetical (5% return before Expenses)
Dynamic U.S. Opportunity Fund
	Class I	$1,000.00	$1,018.75	$6.24	1.24%
	Class N	1,000.00	1,017.50	7.49	1.49%
Dynamic International Opportunity Fund
	Class I	$1,000.00	$1,018.75	$6.24	1.24%
	Class N	1,000.00	1,017.50	7.49	1.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2017

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 24-25, 2016, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Innealta Capital Country Rotation Fund and the Innealta Capital Sector Rotation Fund (the “Innealta Rotation Funds”) and AFAM Capital, Inc. (“AFAM”) (the “AFAM Advisory Agreement”).

Based on their evaluation of the information provided by AFAM, in conjunction with each Innealta Rotation Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the AFAM Advisory Agreement with respect to the Innealta Rotation Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the AFAM Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the AFAM Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the AFAM Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the Innealta Rotation Funds. The materials also included due diligence materials relating to AFAM (including due diligence questionnaires completed by AFAM, select financial information of AFAM, bibliographic information regarding AFAM’s key management and investment advisory personnel, and comparative fee information relating to each of the Innealta Rotation Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the AFAM Advisory Agreement with respect to each of the Innealta Rotation Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the AFAM Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the AFAM Advisory Agreement. In considering the renewal of the AFAM Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by AFAM related to the proposed renewal of the AFAM Advisory Agreement with respect to each of the Innealta Rotation Funds, including AFAM’s Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the professional personnel performing services for each of the Innealta Rotation Funds, including the team of individuals that primarily monitored and executed the investment process. The Board discussed the extent of AFAM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board specifically noted that the transition to Mr. Sciaraffia as the sole portfolio manager for each of the Innealta Rotation Funds was effective January 1, 2016. Additionally, the Board received satisfactory responses from the representatives of AFAM with respect to a series of important questions, including: whether AFAM was involved in any lawsuits

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2017

or pending regulatory actions; whether the management of other accounts would conflict with its management of the Innealta Rotation Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether AFAM’s CCO would review the portfolio managers’ performance of their duties to ensure compliance under AFAM’s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with each of the Innealta Rotation Funds’ investment limitations. The Board then reviewed the capitalization of AFAM based on financial information provided by and representations made by AFAM and concluded that AFAM was sufficiently well-capitalized, or the adviser’s ownership had the ability to make additional contributions in order to meet its obligations to each of the Innealta Rotation Funds. The Board also noted that the change in portfolio management of the Innealta Rotation Funds during the first quarter of 2016 seems to have helped improve performance and had done an excellent job in managing risk. The Board concluded that AFAM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the AFAM Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by AFAM to each of the Innealta Rotation Funds were satisfactory.

Performance. The Board discussed the reports prepared by Morningstar and reviewed the performance of each of the Innealta Rotation Funds as compared to its peer group, Morningstar category and benchmark for the one year, three year and since inception periods ended September 30, 2016. The Board noted that Innealta Country Rotation had underperformed both its Morningstar category and peer group since the Fund’s inception. The Board further noted that the Fund as well as many of the Fund’s peers and the entire Morningstar category were fully invested in non-U.S. equities while the Fund has also had periods of significant allocations to fixed income which hurt the Fund’s relative performance when global bond markets were underperforming. In addition, the Board noted the Fund’s tactical approach and lower risk profile. The Board noted that recently the Fund has performed well, outperforming both its Morningstar category and peer group for the one and three-year periods, while also exceeding its benchmark, the MSCI ACWI ex USA NR USD Index. Regarding Innealta Sector Rotation, the Board noted that the Fund underperformed its peer group but outperformed its Morningstar category for the three year period and underperformed both its peer group and Morningstar category since inception, outperformed its Morningstar category and peer group for the one year period and underperformed its benchmark during all periods. The Board noted the Fund’s improved performance since the change in portfolio managers earlier in the year as well as the adviser’s excellent job of managing risk. After further discussion, the Board concluded that AFAM had made appropriate adjustments and that overall, each of the Innealta Rotation Funds’ past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services provided by AFAM, the Board discussed the comparison of advisory fees and total operating expenses as compared to a peer group and its Morningstar category as presented in the Morningstar Reports.

The Board noted that the advisory fee for each of the Innealta Rotation Funds was above the peer group and Morningstar category averages. The Board also reviewed each Innealta Rotation Fund’s net expenses as compared to its peer group and Morningstar category noting that, in the case of each of the Innealta Rotation Funds, higher acquired fund fees and expenses and assets under management well below the peer group and Morningstar category medians contributed to higher net expenses. The Board further noted that each of the Innealta Rotation Funds is likely not benefiting from economies of scale like some of their peers.

The Board then reviewed the contractual arrangements for each of the Innealta Rotation Funds, which stated that AFAM had agreed to waive or limit its advisory fee and/or reimburse expenses at least until March 31, 2018, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.49%, 1.49%, and 1.24%, of each Innealta Rotation Fund’s average net assets for Class A, Class N and Class I shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that, based

The Dynamic Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2017

on AFAM’s experience, expertise and services to be provided to each of the Innealta Rotation Funds, the advisory fee charged by AFAM for each of the Innealta Rotation Funds were reasonable and generally in line with some of the funds in their peer groups and Morningstar categories that are of similar size.

Profitability. The Board also considered the level of profits that could be expected to accrue to AFAM with respect to each of the Innealta Rotation Funds based on profitability reports and analyses reviewed by the Board and the selected financial information of AFAM provided by AFAM. After review and discussion, including discussion regarding distribution expenses, the Board concluded that the anticipated profit from AFAM’s relationship with each Fund was not excessive.

Economies of Scale. As to the extent to which each of the Innealta Rotation Funds would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of the Innealta Rotation Funds, AFAM’s expectations for growth of each of the Innealta Rotation Funds, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the AFAM Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from AFAM as the Trustees believed to be reasonably necessary to evaluate the terms of the AFAM Advisory Agreement , and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the AFAM Advisory Agreement, (a) the terms of the AFAM Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the AFAM Advisory Agreement is in the best interests of each Innealta Rotation Fund and its shareholders. In considering the renewal of the AFAM Advisory Agreement , the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the AFAM Advisory Agreement was in the best interest of each Innealta Rotation Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the AFAM Advisory Agreement.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-USE-ETFS.

INVESTMENT ADVISOR
AFAM Capital, Inc.
12117 FM 2244, Building 3, Suite 170
Austin, Texas 78738

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 08/09/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 08/09/17

By (Signature and Title)

/s/ Erik Naviloff

Erik, Naviloff, Principal Financial Officer/Treasurer

Date 08/09/17